Assets held for sale and Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held For Sale And Discontinued Operations
Schedule of balance sheet

12.31.2023

Assets classified as held for sale
Cash and cash equivalents	123,791
Trade accounts receivable	82,954
Inventories	5,383
Current recoverable taxes and deferred taxes	117,359
Judicial deposits	102
Other receivables	74,400
Contract assets	44,039
Property, plant and equipment	293,751
Intangible assets	709,661
Right-of-use asset	11,489
1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	10,154
Accounts payable to suppliers	61,618
Taxes due	51,602
Debentures	284,202
Dividend payable	20,023
Post-employment benefits	9,326
Lease liability	11,573
Provisions for legal claims	27,366
Other accounts payable	57,400
533,264

Schedule of statements of income

Statements of Income
from discontinued operations	12.31.2023	12.31.2022	12.31.2021

Net operating revenue	977,149	1,392,380	3,236,450
Operating costs	(692,718)	(1,322,823)	(2,430,995)
Gross profit	284,431	69,557	805,455

Selling expenses	(11,451)	(11,071)	(25,061)
General and administrative expenses	(59,410)	(70,026)	(69,916)
Other operational income (expenses)	(14,903)	(20,996)	(44,656)
	(85,764)	(102,093)	(139,633)
Profit (loss) before financial results and taxes	198,667	(32,536)	665,822
Financial results	455	39,847	(6,744)
Operating profit (loss)	199,122	7,311	659,078
Income tax and social contribution	(7,621)	(81,977)	(128,756)
Net income (loss)	191,501	(74,666)	530,322
Gain on the share sales operation	-	-	1,723,913
Income tax on sales gains	-	-	(446,716)
Deferred income tax on sales gains	-	-	(160,818)
Net income (loss) from discontinued operations	191,501	(74,666)	1,646,701
Other comprehensive income from discontinued operations	1,650	1,330	(152)
Comprehensive income from discontinued operations	193,151	(73,336)	1,646,549

Schedule of statements of comprehensive income
12.31.2023		12.31.2022	12.31.2021
Result of discontinued operations attributed to shareholders of the parent company	100,733	(125,812)	1,510,688
Result of discontinued operations attributed to non-controlling shareholders	67,485	37,521	112,360
	168,218	(88,291)	1,623,048
( + ) Elimination of intercompany costs/expenses	23,283	13,625	23,653
Consolidated results of discontinued operations	191,501	(74,666)	1,646,701

Schedule of cash flows from discontinued operations

Statements of Cash Flows
from discontinued operations	12.31.2023	12.31.2022	12.31.2021

Net income	191,501	(74,666)	1,646,701
Adjustments to reconcile net income	(12,547)	306,736	(1,267,411)
Changes in assets and liabilities	14,108	(2,709)	82,575
Debentures - interest due and paid	(10,423)	-	(17,549)
Taxes and charges paid	(57,165)	(51,534)	83,579
Cash flows from operational activities	125,474	177,827	527,895
Financial investments	(144)	22,967	(14,846)
Additions to contract assets, property, plant and equipment and intangible assets	(35,380)	(580,969)	(76,762)
Disposal Copel Telecom receipt	-	-	2,506,837
Cash flows from investment activities	(35,524)	(558,002)	2,415,229
Issue of Debentures	294,045	-	(20,239)
Payments of principal - debentures	(18,437)	-	(2,485)
Amortization of principal of lease liabilities	(3,041)	(2,988)	(1,850)
Dividends and interest on own capital paid	(195,890)	-	(26,755)
Cash flows from financing activities	76,677	(2,988)	(51,329)
Changes in cash and cash equivalents	166,627	(383,163)	2,891,795